Note 3 - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Capitalized Vessel Construction Cost Roll Forward [Table Text Block]
Costs
Balance, January 1, 2023	59,083,594
Advances for vessels under construction	77,487,084
Newbuilding vessel “Gregos” delivered during the period	(42,754,607)
Balance, June 30, 2023	93,816,071